Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€) Decimal	Dec. 31, 2018 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 103,370	€ 96,187
Assets, at fair value through other comprehensive income	35,895	34,468
Liabilities, at fair value through profit or loss	82,781	77,942
Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	9,514	9,323
Assets, at fair value through other comprehensive income	32,977	30,483
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	2,870	2,807
Assets, at fair value through other comprehensive income	1,231	1,961
Assets	4,101	4,768	€ 5,387
Liabilities, at fair value through profit or loss	398	490
Financial liabilities at fair value	398	490	€ 910
Level 3 [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,090	1,577
Liabilities, at fair value through profit or loss	2
Level 3 [member] | Reverse (Repos) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	176	3
Liabilities, at fair value through profit or loss		1
Level 3 [member] | Structured notes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liabilities, at fair value through profit or loss	180	184
Level 3 [member] | Derivatives at rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	2	13
Liabilities, at fair value through profit or loss	38	68
Level 3 [member] | Derivatives at foreign exchange [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss		1
Level 3 [member] | Derivative at credit [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	168	102
Liabilities, at fair value through profit or loss	154	183
Level 3 [member] | Derivatives at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	24	42
Liabilities, at fair value through profit or loss	20	50
Level 3 [member] | Other derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	3	3
Liabilities, at fair value through profit or loss	3	3
Level 3 [member] | Loan and advances at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through other comprehensive income	1,056	1,680
Level 3 [member] | Equity, at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through other comprehensive income	176	282
Level 3 [member] | Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,269	919
Level 3 [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	137	146
Liabilities, at fair value through profit or loss	€ 1	€ 1
Level 3 [member] | Minimum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	74.00%	83.00%
Level 3 [member] | Minimum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%
Level 3 [member] | Minimum [member] | Price [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%
Level 3 [member] | Minimum [member] | Price [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0	1
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	2	2
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	2
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	13.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	4.00%
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.7)	(0.5)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.6)	(0.6)
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	2.00%
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	12	17
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	4.00%
Level 3 [member] | Minimum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	6.00%
Level 3 [member] | Minimum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Minimum [member] | FX volatility (bps ) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	6	5
Level 3 [member] | Minimum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		12.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	0.6
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	18.00%	11.00%
Level 3 [member] | Minimum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.3
Level 3 [member] | Minimum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.5)
Level 3 [member] | Minimum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	63
Level 3 [member] | Minimum [member] | Price, Non-Percent [Member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | Decimal		1
Level 3 [member] | Minimum [member] | Debt Securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | Decimal	0	0
Level 3 [member] | Maximum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	101.00%	104.00%
Level 3 [member] | Maximum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	109.00%	124.00%
Level 3 [member] | Maximum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	107.00%
Level 3 [member] | Maximum [member] | Price [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%
Level 3 [member] | Maximum [member] | Price [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	250	250
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	1,403	11,054
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	2
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	25.00%	20.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	64.00%	84.00%
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3	0.3
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.1	0.6
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	4.00%
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	34.00%	13.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	70	137
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 [member] | Maximum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	6.00%
Level 3 [member] | Maximum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Maximum [member] | FX volatility (bps ) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	10	8
Level 3 [member] | Maximum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		12.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.8
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	55.00%	53.00%
Level 3 [member] | Maximum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.9
Level 3 [member] | Maximum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.3)	(0.3)
Level 3 [member] | Maximum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	80
Level 3 [member] | Maximum [member] | Price, Non-Percent [Member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | Decimal		187
Level 3 [member] | Maximum [member] | Debt Securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	107.00%	121.00%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price | Decimal	5,475	5,475